Goodwill and Acquired Intangibles - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Carrying amount of indefinite-lived intangible assets relating to trade names	$ 197	$ 197
Carrying amount of indefinite-lived research and development	202	202
Amortization of intangible assets	$ 235	$ 241